FINANCIAL INSTRUMENTS 2 (Details) (USD $)	12 Months Ended																						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Front Pride [Member]	Dec. 31, 2012 Front Guider [Member]	Dec. 31, 2013 Front Century [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] Front Pride [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Front Guider [Member]	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Front Century [Member]	Jun. 30, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] Front Century [Member]	Dec. 31, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2013 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2013 7.84% to 8.04% First Preferred Mortgage Term Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents							$ 53,759,000	$ 137,603,000	$ 53,759,000	$ 137,603,000	$ 0	$ 0	$ 0	$ 0					$ 53,759,000	$ 137,603,000	$ 53,759,000	$ 137,603,000
Restricted cash and investments							68,363,000	87,506,000	68,363,000	87,506,000	0	0	0	0					68,363,000	87,506,000	68,363,000	87,506,000
Marketable securities							3,479,000	1,235,000	3,479,000	1,235,000	0	0	0	0					3,479,000	1,235,000	3,479,000	1,235,000
7.84% to 8.04% First Preferred Mortgage Term Notes							200,077,000	191,846,000	0	0	200,077,000	191,846,000	0	0					269,078,000	268,992,000	200,077,000	191,846,000
Convertible bond (4.5%)							140,315,000	120,131,000	0	0	140,315,000	120,131,000	0	0					190,000,000	215,000,000	140,315,000	120,131,000
Stated interest rate, minimum																							7.84%
Stated interest rate, maximum																							8.04%
Impairment of vessels	103,700,000	32,000,000	121,400,000	4,700,000	14,200,000	15,600,000
Fair value of vessels carried at fair value using level 2 inputs															3,300,000		24,200,000
Fair value of vessels carried at fair value using level 3 inputs																20,000
Estimated cashflows from leased vessel																		$ 25,800,000